UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07
                                               --------

Check here if Amendment [  ]; Amendment Number:_____
 This Amendment (check only one ):  [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      PartnerRe Asset Management Corporation
Address:   One Greenwich Plaza
           Greenwich, CT 06830

Form 13F File Number:  28- 11245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Davidson
Title:     President and CEO
Phone:     203-485-4544

Signature, Place, and Date of Signing:

/s/ John W. Davidson                Greenwich, CT             07/27/07
--------------------                -------------             --------
  [signature]                         [City, State]             [Date]

Report Type (Check only one ):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s) )

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section ]

     Form 13F File Number  Name

     28-
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            --------------
Form 13F Information Table Entry Total:     101
                                            --------------
Form 13F Information Table Value Total:     874,907
                                            --------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.               Form 13F File Number               Name

                  28-

[Repeat as necessary.]

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


                                                     FORM 13F INFORMATION TABLE
------------------------------ ---------------- ---------- -------- --------- ---- ----  ---------- -------- -----   -------- -----
                                                                                                              Voting  Voting  Voting
                                 Title                               Shrs or   Sh/ Put/  Investment Other     Auth    Auth    Auth
             NameOfIssuer        OfClass          CUSIP     Value      PrnAmt  Prn CALL  Discretion Managers  Sole    Shared  None
------------------------------ ---------------- ----------  ------- --------- ---- ----  ----------- -------- -----  -------- -----
ABB LTD                          SPONSORED ADR    000375204   15738    600000  SH           Sole      None      600000     0     0
ABBOTT LABS                      COM              002824100   21145    394350  SH           Sole      None      394350     0     0
ADVANCED MEDICAL OPTICS INC      COM              00763M108   14557    475861  SH           Sole      None      475861     0     0
AES CORP                         COM              00130H105   11806    589162  SH           Sole      None      589162     0     0
AKAMAI TECHNOLOGIES INC          COM              00971T101   14133    491964  SH           Sole      None      491964     0     0
ALCOA INC                        COM              013817101   14670    375000  SH           Sole      None      375000     0     0
ALLERGAN INC                     COM              018490102   21481    333200  SH           Sole      None      333200     0     0
ALTRIA GROUP INC                 COM              02209S103   24335    350000  SH           Sole      None      350000     0     0
AMERICAN ELEC PWR INC            COM              025537101     201      4358  SH           Sole      None        4358     0     0
AMERICAN INTL GROUP INC          COM              026874107   21986    325000  SH           Sole      None      325000     0     0
BARE ESCENTUALS INC              COM              067511105     224      8994  SH           Sole      None        8994     0     0
BE AEROSPACE INC                 COM              073302101   20696    498343  SH           Sole      None      498343     0     0
BJ SVCS CO                       COM              055482103   21355    804348  SH           Sole      None      804348     0     0
BLOCKBUSTER INC                  CL A             093679108     279     51986  SH           Sole      None       51986     0     0
BOEING CO                        COM              097023105   27761    264423  SH           Sole      None      264423     0     0
CACI INTL INC                    CL A             127190304     232      4550  SH           Sole      None        4550     0     0
CENTERPOINT ENERGY INC           COM              15189T107     237     14787  SH           Sole      None       14787     0     0
CENTURYTEL INC                   COM              156700106     272      5880  SH           Sole      None        5880     0     0
CERADYNE INC                     COM              156710105     252      3326  SH           Sole      None        3326     0     0
CF INDS HLDGS INC                COM              125269100     203      2675  SH           Sole      None        2675     0     0
CHICAGO BRIDGE & IRON CO N V     N Y REGISTRY SH  167250109     272      6319  SH           Sole      None        6319     0     0
CMS ENERGY CORP                  COM              125896100     373     22183  SH           Sole      None       22183     0     0
COMPLETE PRODUCTION SERVICES     COM              20453E109     239     11646  SH           Sole      None       11646     0     0
CONOCOPHILLIPS                   COM              20825C104   30707    349868  SH           Sole      None      349868     0     0
CONVERGYS CORP                   COM              212485106     253     14562  SH           Sole      None       14562     0     0
COOPER TIRE & RUBR CO            COM              216831107     244     10014  SH           Sole      None       10014     0     0
CORN PRODS INTL INC              COM              219023108     417      9082  SH           Sole      None        9082     0     0
CORNING INC                      COM              219350105   23914    970130  SH           Sole      None      970130     0     0
CORRECTIONS CORP AMER NEW C      OM NEW           22025Y407    2239     85545  SH           Sole      None       85545     0     0
COVENTRY HEALTH CARE INC         COM              222862104     262      4204  SH           Sole      None        4204     0     0
DECKERS OUTDOOR CORP             COM              243537107     334      3040  SH           Sole      None        3040     0     0
DIGITAL RIV INC                  COM              25388B104     264      5906  SH           Sole      None        5906     0     0
E M C CORP MASS                  COM              268648102   28600   1375000  SH           Sole      None     1375000     0     0
EASTMAN CHEM CO                  COM              277432100     361      5405  SH           Sole      None        5405     0     0
EMULEX CORP C                    OM NEW           292475209     342     17844  SH           Sole      None       17844     0     0
ENERGY EAST CORP                 COM              29266M109     228      8435  SH           Sole      None        8435     0     0
ERICSSON L M TEL CO              ADR B SEK 10     294821608   20819    523109  SH           Sole      None      523109     0     0
FEI CO                           COM              30241L109     223      7087  SH           Sole      None        7087     0     0
FOMENTO ECONOMICO MEXICANOS      SPON ADR UNITS   344419106     274      7321  SH           Sole      None        7321     0     0
GLOBAL INDS LTD                  COM              379336100     254      9842  SH           Sole      None        9842     0     0
GRUPO AEROPORTUARIO DEL SURE     SPON ADR SER B   40051E202     222      4473  SH           Sole      None        4473     0     0
HEALTHSPRING INC                 COM              42224N101     335     17195  SH           Sole      None       17195     0     0
HELIX ENERGY SOLUTIONS GRPI      COM              42330P107   16639    391864  SH           Sole      None      391864     0     0
HEWITT ASSOCS INC                COM              42822Q100     214      6114  SH           Sole      None        6114     0     0
HOLLY CORP                       COM PAR $0.01    435758305     366      6121  SH           Sole      None        6121     0     0
HSBC HLDGS PLC                   SPON ADR NEW     404280406   22055  238172.5  SH           Sole      None    238172.5     0     0
HUMANA INC                       COM              444859102     274      3926  SH           Sole      None        3926     0     0
INTEL CORP                       SDCV 2.950%12/1  458140AD2    6245   6000000  PRN          Sole      None     6000000     0     0
ISHARES TR                       RUSSELL1000GRW   464287614   30093    487500  SH           Sole      None      487500     0     0
ISHARES TR                       MSCI EMERG MKT   464287234   15692    105000  SH           Sole      None      105000     0     0
ISHARES TR                       MSCI EAFE IDX    464287465   13214    160000  SH           Sole      None      160000     0     0
KOHLS CORP                       COM              500255104    9353    163137  SH           Sole      None      163137     0     0
LABOR READY INC C                OM NEW           505401208     246     13292  SH           Sole      None       13292     0     0
LAMAR ADVERTISING CO             CL A             512815101    8957    182908  SH           Sole      None      182908     0     0
LG PHILIP LCD CO LTD             SPONS ADR REP    50186V102     314     13106  SH           Sole      None       13106     0     0
LIFECELL CORP                    COM              531927101     348      9267  SH           Sole      None        9267     0     0
LOEWS CORP                       COM              540424108   25296    523200  SH           Sole      None      523200     0     0
MATTEL INC                       COM              577081102   16209    690941  SH           Sole      None      690941     0     0
MEDICIS PHARMACEUTICAL CORP      CL A NEW         584690309   24364    798564  SH           Sole      None      798564     0     0
MERIDIAN GOLD INC                COM              589975101     211      6362  SH           Sole      None        6362     0     0
METLIFE INC                      COM              59156R108   27892    400000  SH           Sole      None      400000     0     0
MYLAN LABS INC                   COM              628530107   21860   1369700  SH           Sole      None     1369700     0     0
NEWMONT MINING CORP              COM              651639106   24601    550000  SH           Sole      None      550000     0     0
NEXTEL COMMUNICATIONS INC        NOTE 5.250% 1/1  65332VAY9   10026  10000000  PRN          Sole      None    10000000     0     0
ORBITAL SCIENCES CORP            COM              685564106     236     10628  SH           Sole      None       10628     0     0
PDL BIOPHARMA INC                COM              69329Y104   17288    800000  SH           Sole      None      800000     0     0
PEABODY ENERGY CORP              COM              704549104   21833    456100  SH           Sole      None      456100     0     0
PEOPLES UNITED FINANCIAL INC     COM              712704105   17280   1000000  SH           Sole      None     1000000     0     0
PEPCO HOLDINGS INC               COM              713291102     226      8329  SH           Sole      None        8329     0     0
PORTLAND GEN ELEC CO C           OM NEW           736508847     246      8839  SH           Sole      None        8839     0     0
PROGRESS ENERGY INC              COM              743263105     216      4607  SH           Sole      None        4607     0     0
PRUDENTIAL FINL INC              COM              744320102   19516    200000  SH           Sole      None      200000     0     0
QUANEX CORP                      COM              747620102     253      5386  SH           Sole      None        5386     0     0
RADIOSHACK CORP                  COM              750438103     298     14427  SH           Sole      None       14427     0     0
SANDISK CORP                     COM              80004C101   16530    300000  SH           Sole      None      300000     0     0
SELECT SECTOR SPDR TR            SBI INT-FINL     81369Y605   13557    395000  SH           Sole      None      395000     0     0
SEMTECH CORP                     COM              816850101     360     17598  SH           Sole      None       17598     0     0
SIEMENS A G                      SPONSORED ADR    826197501   10980     80000  SH           Sole      None       80000     0     0
SIERRA PAC RES NEW               COM              826428104     390     24814  SH           Sole      None       24814     0     0
SIRF TECHNOLOGY HLDGS INC        COM              82967H101     303     14213  SH           Sole      None       14213     0     0
SOUTHWESTERN ENERGY CO           COM              845467109     274      6550  SH           Sole      None        6550     0     0
SPDR TR                          UNIT SER 1       78462F103   12206     80000  SH           Sole      None       80000     0     0
SPSS INC                         COM              78462K102     244      5933  SH           Sole      None        5933     0     0
STARBUCKS CORP                   COM              855244109   21842    833671  SH           Sole      None      833671     0     0
SUN MICROSYSTEMS INC             COM              866810104   22480   4000000  SH           Sole      None     4000000     0     0
TEMPUR PEDIC INTL INC            COM              88023U101     563     15753  SH           Sole      None       15753     0     0
TERRA INDS INC                   COM              880915103     208      6655  SH           Sole      None        6655     0     0
TESORO CORP                      COM              881609101     369      8018  SH           Sole      None        8018     0     0
TUPPERWARE BRANDS CORP           COM              899896104     372     11804  SH           Sole      None       11804     0     0
VAIL RESORTS INC                 COM              91879Q109     382      6133  SH           Sole      None        6133     0     0
VALUECLICK INC                   COM              92046N102     288     12833  SH           Sole      None       12833     0     0
VASCO DATA SEC INTL INC          COM              92230Y104     204      5775  SH           Sole      None        5775     0     0
WATSON WYATT WORLDWIDE INC       CL A             942712100     292      6493  SH           Sole      None        6493     0     0
WEYERHAEUSER CO                  COM              962166104     215      2973  SH           Sole      None        2973     0     0
W-H ENERGY SVCS INC              COM              92925E108     267      3627  SH           Sole      None        3627     0     0
WHOLE FOODS MKT INC              COM              966837106   24040    491003  SH           Sole      None      491003     0     0
WILLIAMS COS INC DEL             COM              969457100   23511    690300  SH           Sole      None      690300     0     0
WISCONSIN ENERGY CORP            COM              976657106     278      6181  SH           Sole      None        6181     0     0
WMS INDS INC                     COM              929297109     260      7862  SH           Sole      None        7862     0     0
XCEL ENERGY INC                  COM              98389B100     366     16982  SH           Sole      None       16982     0     0
YAHOO INC                        COM              984332106   29526   1100000  SH           Sole      None     1100000     0     0
